Condensed Consolidated Statements of Operations (Unaudited) (Parentheticals) - CF Acquisition Corp VIII - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Class A – Public shares
Diluted net income (loss) per share of common stock	$ (2.35)	$ (0.03)	$ (2.46)	$ 0.12	$ 0.10	$ (0.06)
Class A – Private placement
Diluted net income (loss) per share of common stock	(2.35)	(0.03)	(2.46)	0.12	0.10	(0.06)
Class B – Common stock
Diluted net income (loss) per share of common stock	$ (2.35)	$ (0.03)	$ (2.46)	$ 0.12	$ 0.10	$ (0.06)